STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY (Parenthetical) - USD ($)		3 Months Ended	4 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Class A Common Stock
Number of units issued			50,000,000
Offering costs as a reduction of equity		$ 9,988,271
Class B Common Stock
Common stock, shares forfeited (in shares)	[1]		1,875,000
Over-allotment option | Class B Common Stock
Maximum shares subject to forfeiture			1,875,000
Common stock, shares forfeited (in shares)			1,875,000

[1]	Includes up to 1,875,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited (see Note 6).